Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other Investments- equity securities [Member]
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	17.00%	17.00%
Other Investments- equity securities [Member] | Bottom of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs	4.00%	(47.00%)
Forecast EBITDA margin, Significant unobservable inputs	(3.00%)	(13.00%)
Other Investments- equity securities [Member] | Top of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs	25.00%	50.00%
Forecast EBITDA margin, Significant unobservable inputs	25.00%	26.00%
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	10.20%	10.20%
Expected cash flow	$ 17,054	$ 16,710